Derivative Instruments and Hedging Activities	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities	Derivative Instruments and Hedging Activities
The Company uses derivative instruments to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

From time to time, the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at September 30, 2021, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount of Asset / (Liability) $
	Contract Amount in			Expected Maturity $
	Foreign Currency	Average Forward Rate (1)		2021	2022
GBP	4,000	0.73413	(56)	2,737	2,712

(1) Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity dates of the swaps, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in 2021, 2023 and 2025. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in 2021, 2023 and 2025. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in 2021, 2023 and 2025. As at September 30, 2021, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
1,200,000	146,500	NIBOR	6.00%	7.72%	(9,932)	0.1
850,000	102,000	NIBOR	4.60%	7.89%	(10,601)	1.9
1,000,000	112,000	NIBOR	5.15%	5.74%	3,891	3.9
					(16,642)

Interest Rate Risk

The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at September 30, 2021, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debts were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Swap Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	805,565	(29,799)	3.5	2.1
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (3)	EURIBOR	58,613	(3,901)	1.9	3.9
			(33,700)

(1)Excludes the margins the Company pays on its variable-rate debt which, as of September 30, 2021, ranged from 0.6% to 4.25%.
(2)Includes interest rate swaps with the notional amount reducing quarterly. Two interest rate swaps are subject to mandatory early termination in 2024, at which time the swaps will be settled based on their fair value.
(3)Principal amount reduces monthly.

Tabular Disclosure

The following tables present the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at September 30, 2021
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(62)	(3,037)	(4,674)
Derivatives not designated as a cash flow hedge:
Foreign currency contract	—	—	—	(56)	—
Interest rate swap agreements	—	2,004	(2,203)	(12,380)	(13,348)
Cross currency swap agreements	465	3,430	(740)	(11,908)	(7,889)
Forward freight agreements	—	—	—	(270)	—
	465	5,434	(3,005)	(27,651)	(25,911)

	Prepaid Expenses and Other	Goodwill, Intangibles and Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other Long-Term Liabilities
	$	$	$	$	$
As at December 31, 2020
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(70)	(3,162)	(9,631)
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	—	—	(5,372)	(43,590)	(16,048)
Cross currency swap agreements	—	4,505	(701)	(11,434)	(7,887)
	—	4,505	(6,143)	(58,186)	(33,566)

(1)Represents accrued interest related to derivative instruments presented in accrued liabilities and other on the consolidated balance sheets (see Note 7).
(2)Represents the current portion of derivative liabilities presented in accrued liabilities and other on the consolidated balance sheets (see Note 7).
As at September 30, 2021, the Company had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s unaudited consolidated balance sheets. As at September 30, 2021, these derivatives had an aggregate fair value asset amount of $4.7 million and an aggregate fair value liability amount of $55.0 million.

For the periods indicated, the following tables present the (losses) gains on interest rate swap agreements designated and qualifying as cash flow hedges and their impact on other comprehensive income (loss) (or OCI) (excluding such agreements in equity-accounted investments):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Amount of gain (loss) recognized in OCI	1,040	616	5,080	(9,610)

Amount of loss reclassified from accumulated OCI to interest expense	(840)	(835)	(2,480)	(1,469)

Realized and unrealized (losses) gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized (losses) gains on non-designated derivatives in the unaudited consolidated statements of income (loss) as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(4,238)	(5,349)	(13,509)	(11,905)
Interest rate swap agreement termination	—	—	(18,012)	—
Foreign currency forward contracts	—	379	—	138
Forward freight agreements	(359)	(183)	(420)	(433)
	(4,597)	(5,153)	(31,941)	(12,200)
Unrealized gains (losses) relating to:
Interest rate swap agreements	4,336	3,956	35,915	(20,107)
Foreign currency forward contracts	(56)	(53)	(56)	202
Forward freight agreements	136	(221)	(167)	(299)
	4,416	3,682	35,692	(20,204)
Total realized and unrealized (losses) gains on derivative instruments	(181)	(1,471)	3,751	(32,404)

Realized and unrealized (losses) gains from cross currency swaps are recognized in earnings and reported in foreign exchange gain (loss) in the unaudited consolidated statements of income (loss) as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	—	—	—	(33,844)
Realized losses	(1,595)	(1,669)	(4,233)	(4,915)
Unrealized (losses) gains	(3,953)	1,489	(1,084)	(2,169)
Total realized and unrealized losses on cross currency swaps	(5,548)	(180)	(5,317)	(40,928)

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.